Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Absolute Return Fund))	0 Months Ended
Sep. 28, 2011
(Oppenheimer Absolute Return Fund)
Bar Chart Table:
Annual Return 2008	(1.45%)
Annual Return 2009	1.21%
Annual Return 2010	6.89%